STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION (Stock Award Plans) (Details) - 2006 stock incentive plan [Member] shares in Millions	Dec. 31, 2015 shares
Award Detail [Line Items]
Number of common shares available for issuance under each of the stock award plans	74.0
Number of shares available for grant	12.2